Share-based Compensation - Summary of Company's stock options activities (Details) ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Share-based Compensation
Number of Options - Beginning balance		61,514		50,560		38,667
Number of Options - Granted		15,593		24,924		32,389
Number of Options - Exercised		(4,632)		(7,894)		(4,925)
Number of Options - Forfeited		(326)		(6,076)		(15,571)
Number of Options - Ending balance		72,149		61,514		50,560	38,667
Number of Options - Exercisable	37,674	37,674	17,103	17,103	8,557	8,557
Weighted average exercise price, Beginning balance | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Weighted average exercise price, Granted | $ / shares	0.0001		0.0001		0.0001
Weighted average exercise price, Exercised | $ / shares	0.0001		0.0001		0.0001
Weighted average exercise price, Forfeited | $ / shares	0.0001		0.0001		0.0001
Weighted average exercise price, Ending balance | $ / shares	0.0001		0.0001		0.0001
Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001
Options, Outstanding, Weighted Average Remaining Contractual Term		2 years 1 month 28 days		2 years 11 months 23 days		2 years 6 months 21 days	3 years 1 month 2 days
Aggregated intrinsic value, Beginning balance | ¥		¥ 13,452		¥ 29,786		¥ 48,921
Aggregated intrinsic value, Ending balance | ¥		6,950		13,452		29,786	¥ 48,921
Aggregated intrinsic value, Option exercisable | ¥		¥ 3,629		¥ 3,740		¥ 5,041
Employees
Share-based Compensation
Number of Options - Beginning balance		60,651		49,697		37,804
Number of Options - Granted		15,593		24,924		32,389
Number of Options - Exercised		(4,632)		(7,894)		(4,925)
Number of Options - Forfeited		(326)		(6,076)		(15,571)
Number of Options - Ending balance		71,286		60,651		49,697	37,804
Number of Options - Exercisable	36,811	36,811	16,421	16,421	8,216	8,216
Consultants
Share-based Compensation
Number of Options - Beginning balance		863		863		863
Number of Options - Ending balance		863		863		863	863
Number of Options - Exercisable	863	863	682	682	341	341